Leases (Tables)	12 Months Ended
May 26, 2013
Leases [Abstract]
Analysis Of Rent Expense
An analysis of rent expense incurred related to restaurants in continuing operations is as follows:

(in millions)	Fiscal Year
	2013	2012	2011
Restaurant minimum rent	$157.7	$130.9	$120.6
Restaurant percentage rent	6.6	5.6	5.3
Restaurant rent averaging expense	16.6	12.9	11.1
Transportation equipment	3.8	3.5	3.2
Office equipment	0.9	0.6	0.4
Office space	1.5	1.0	0.9
Warehouse space	0.4	0.6	0.5
Total rent expense	$187.5	$155.1	$142.0

Annual Future Lease Commitments
The annual future lease commitments under capital lease obligations and noncancelable operating leases, including those related to restaurants reported as discontinued operations, for each of the five fiscal years subsequent to May 26, 2013 and thereafter is as follows:

(in millions)
Fiscal Year	Capital	Operating
2014	$5.4	$186.0
2015	5.5	178.6
2016	5.7	163.1
2017	5.7	144.4
2018	5.9	124.5
Thereafter	61.3	366.7
Total future lease commitments	$89.5	$1,163.3
Less imputed interest (at 6.5%)	(35.1)
Present value of future lease commitments	$54.4
Less current maturities	(1.9)
Obligations under capital leases, net of current maturities	$52.5